Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	Sky Solar Holdings, Ltd.
Entity Central Index Key	0001594124
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	419,546,494
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Title of 12(b) Security	American depositary shares (one (1) American depositary share representing twenty (20) ordinary shares, par value US$0.0001 per share)
Trading Symbol	SKYS
Security Exchange Name	NASDAQ
Entity File Number	001-36703
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 417
Entity Address, Address Line Two	4th Floor
Entity Address, Address Line Three	Tower Two Lippo Centre 89 Queensway
Entity Address, City or Town	Admiralty Hong Kong Special Administrative Region
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Unit 417
Entity Address, Address Line Two	4th Floor
Entity Address, Address Line Three	Tower Two Lippo Centre 89 Queensway
Entity Address, City or Town	Admiralty Hong Kong Special Administrative Region
Entity Address, Country	CN
Contact Personnel Name	Dr. Hao Wu
City Area Code	852
Local Phone Number	3960 6548
Contact Personnel Fax Number	852 3180 9399